LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Long-term Debt, Excluding Current Maturities [Abstract]
First year	$ 316
Second year	420
Third year	428
Fourth year	317
Fifth year	302
Total long-term debt	$ 1,783